Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 19, 2018
Registrant Name	SUNAMERICA SENIOR FLOATING RATE FUND INC
Central Index Key	0001059040
Amendment Flag	false
Document Creation Date	Nov. 19, 2018
Document Effective Date	Nov. 19, 2018
Prospectus Date	Apr. 30, 2018
AIG Senior Floating Rate Fund | Class A
Prospectus:
Trading Symbol	SASFX
AIG Senior Floating Rate Fund | Class C
Prospectus:
Trading Symbol	NFRCX
AIG Senior Floating Rate Fund | Class W
Prospectus:
Trading Symbol	NFRWX